Condensed Consolidated Statement of Changes in Stockholders Deficit (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Common Class A Stock [Member]	Common Class B Stock [Member]	Common Stock Class A Shares to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 5,217,800	$ 15,145,798		$ 22,000	$ 2,043,235	$ (26,888,056)	$ (4,459,223)
Beginning balance, shares at Dec. 31, 2018	2	816,883,910		1,122,311
Units issued for cash		$ 1,000,000					1,000,000
Units issued for cash, shares		14,797,278
Shares issued in exchange for accounts payable		$ 281,659					281,659
Shares issued in exchange for accounts payable, shares		4,052,652
Cancellation of warrants issued for services					(19,915)		(19,915)
Warrants issued for services - related parties					669,248		669,248
Warrants issued for services					27,686		27,686
Exercise of warrants in exchange for stock		$ 329,622			(329,622)
Exercise of warrants in exchange for stock, shares		8,734,538
Imputed interest - related party					22,337		22,337
Net loss						(2,909,850)	(2,909,850)
Ending Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Ending balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,612,411		2,612,411
Warrants issued for services					42,713		42,713
Contributed capital - related party					17,495		17,495
Imputed interest - related party					21,972		21,972
Net loss						(3,620,136)	(3,620,136)
Ending Balance at Jun. 30, 2020	$ 5,217,800	$ 16,757,079		$ 22,000	5,107,560	(33,418,042)	(6,313,603)
Ending balance, shares at Jun. 30, 2020	2	844,468,378		1,122,311
Beginning Balance at Dec. 31, 2019	$ 5,217,800	$ 16,757,079		$ 22,000	2,412,969	(29,797,906)	(5,388,058)
Beginning balance, shares at Dec. 31, 2019	2	844,468,378		1,122,311
Warrants issued for services - related parties					2,794,696		2,794,696
Warrants issued for services					50,763		50,763
Exercise of warrants in exchange for stock		$ 365,157			(365,157)
Exercise of warrants in exchange for stock, shares		9,941,623
Contributed capital - related party					17,495		17,495
Imputed interest - related party					58,817		58,817
Beneficial conversion feature					864,000		864,000
Net loss						(4,971,277)	(4,971,277)
Ending Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Ending balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Beginning Balance at Mar. 31, 2020	$ 5,217,800	$ 16,757,079		$ 22,000	4,966,968	(32,849,245)	(5,885,398)
Beginning balance, shares at Mar. 31, 2020	2	844,468,378		1,122,311
Warrants issued for services - related parties					110,909		110,909
Contributed capital - related party					17,495		17,495
Imputed interest - related party					12,188		12,188
Net loss						(568,797)	(568,797)
Ending Balance at Jun. 30, 2020	$ 5,217,800	$ 16,757,079		$ 22,000	5,107,560	(33,418,042)	(6,313,603)
Ending balance, shares at Jun. 30, 2020	2	844,468,378		1,122,311
Beginning Balance at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	5,833,583	(34,769,183)	(6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					338,831		338,831
Warrants issued for services					23,787		23,787
Exercise of warrants in exchange for stock		$ 470,091			(292,533)		177,558
Exercise of warrants in exchange for stock, shares		3,816,522
Cancellations of warrants					(42,707)		(42,707)
Convertible debt conversion into common stock ($0.0868-$0.1232/Sh)		$ 1,044,342					1,044,342
Convertible debt conversion into common stock ($0.0868-$0.1232/Sh)		9,812,352
Imputed interest - related party					41,085		41,085
Beneficial conversion feature					3,670,000		3,670,000
Net loss						(3,694,437)	(3,694,437)
Ending Balance at Jun. 30, 2021	$ 5,217,800	$ 18,636,669		$ 22,000	9,572,046	(38,463,620)	(5,015,105)
Ending balance, shares at Jun. 30, 2021	2	868,038,875		1,122,311
Beginning Balance at Mar. 31, 2021	$ 5,217,800	$ 17,503,553		$ 22,000	6,089,725	(35,709,845)	(6,876,767)
Beginning balance, shares at Mar. 31, 2021	2	856,746,795		1,122,311
Warrants issued for services - related parties					233,736		233,736
Warrants issued for services					7,929		7,929
Exercise of warrants in exchange for stock		$ 88,774					88,774
Exercise of warrants in exchange for stock, shares		1,479,728
Convertible debt conversion into common stock ($0.0868-$0.1232/Sh)		$ 1,044,342					1,044,342
Convertible debt conversion into common stock ($0.0868-$0.1232/Sh)		9,812,352
Imputed interest - related party					20,656		20,656
Beneficial conversion feature					3,220,000		3,220,000
Net loss						(2,753,775)	(2,753,775)
Ending Balance at Jun. 30, 2021	$ 5,217,800	$ 18,636,669		$ 22,000	$ 9,572,046	$ (38,463,620)	$ (5,015,105)
Ending balance, shares at Jun. 30, 2021	2	868,038,875		1,122,311